Related Party Transactions-Schedule of Related Parties (Details) - Related Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Related Party Transactions [Line Items]
Amounts due from related parties	$ 480	¥ 3,357	¥ 3,436
Amounts due to related parties	$ 502	¥ 3,511	¥ 13,079